Financial Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Income and Expenses

The financial income and expenses are broken down as follows:

	Year ended December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Financial revenues	1,646	616	493
Financial expenses	(145)	(3,325)	(351)

Total	1,500	(2,709)	141